CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net earnings for the year	$ 40,917	$ 36,620
Items not affecting cash:
Current income tax expense	4,561	4,196
Deferred income tax expense	36,799	12,668
Depreciation and depletion	82,848	67,466
Interest and finance expense, net	34,097	63,686
Gain on disposal of plant and equipment	45
Loss on financial instruments at fair value	15,415	17,113
Settlement of offtake obligation	(3,068)	(4,423)
Share-based compensation	8,661	6,472
Unrealized foreign exchange loss	1,749	457
Write-down of inventories	2,475
Changes in non-cash working capital items:
Receivables and other	7,001	1,389
Inventories	(2,227)	1,047
Accounts payable and accrued liabilities	451	(4,872)
Income taxes paid	(4,561)	(4,575)
Net cash generated by operating activities	225,073	197,244
CASH FLOWS FROM FINANCING ACTIVITIES
Common shares issued		2,304
Offtake obligation repurchase payments	(82,416)
Payment of lease obligations	(6,484)	(402)
Proceeds from exercise of stock options	7,634	8,353
Proceeds from convertible notes, net		480,000
Repayment of credit facility		(350,000)
Repayment of loan facility	(98,000)
Repurchase of stream obligation		(237,000)
Share issue costs		(31)
Transaction costs associated with loan facility	(267)	(7,616)
Interest paid	(27,511)	(75,006)
Net cash used in financing activities	(207,044)	(179,398)
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures on mineral properties, plant and equipment	(44,130)	(32,892)
Proceeds from sale of plant and equipment	96
Restricted cash	1,978	2,830
Interest received	1,231	2,728
Net cash used in investing activities	(40,825)	(27,334)
Decrease in cash and cash equivalents for the year	(22,796)	(9,488)
Cash and cash equivalents, beginning of the year	45,407	56,285
Effect of foreign exchange rate changes on cash and cash equivalents	563	(1,390)
Cash and cash equivalents, end of the year	$ 23,174	$ 45,407